INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Right Of Use Asset And Liability
Deferred tax asset valuation allowance, beginning balance	$ (2,129,392)	$ (2,129,392)
Deferred tax asset valuation allowance, Increase	(146,318)
Deferred tax asset valuation allowance, Ending balance	$ (2,275,710)	$ (2,129,392)